BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010
ASSETS
Cash	$ 10	$ 10
Prepaid expenses and other assets	166,500
Deferred offering costs	1,783,901	278,976
Total assets	1,950,411	278,986
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued expenses	1,966,411	278,976
Stockholder's Equity
Common stock, $0.01 par value, 10,000 shares authorized, 1,000 issued and outstanding	10	10
Accumulated deficit during the development stage	(16,010)
Total stockholders' equity (deficit)	(16,000)	10
Total liabilities and stockholders' equity (deficit)	$ 1,950,411	$ 278,986